SHARE-BASED PAYMENTS, Summary of Options and Performance Rights Granted as Share-Based Payments (Details)							12 Months Ended
		Jul. 13, 2018 shares	May 01, 2017 shares	[1]	Dec. 09, 2016 shares	Sep. 27, 2016 shares	Jun. 30, 2018 AUD ($) shares $ / shares		Jun. 30, 2017 AUD ($) shares $ / shares	Jun. 30, 2016 AUD ($) shares $ / shares
Number of outstanding instruments [Abstract]
Outstanding at beginning of year (in shares) | shares							58,650,000		4,400,000	10,400,000
Granted during the year (in shares) | shares							28,650,000		56,450,000	0
Lapsed during the year (in shares) | shares							(1,100,000)		(2,200,000)	(6,000,000)
Exercised during the year (in shares) | shares							(5,000,000)		0	0
Outstanding at end of year (in shares) | shares							81,200,000		58,650,000	4,400,000
Weighted average exercise price of instruments [Abstract]
Outstanding at beginning of year (in dollars per share) | $ / shares							$ 0.10		$ 0	$ 0
Granted during the year (in dollars per share) | $ / shares							0.17		0.10	0
Lapsed during the year (in dollars per share) | $ / shares							0		0	0
Exercised during the year (in dollars per share) | $ / shares							0.05		0	0
Outstanding at end of year (in dollars per share) | $ / shares							$ 0.13		$ 0.10	$ 0
Incentive options and performance rights [Abstract]
Number (in shares) | shares			3,450,000		8,000,000	45,000,000	28,250,000	[1]
Number (in shares) | shares	[1]						400,000
Subsequent Events [Member]
Number of outstanding instruments [Abstract]
Number of incentive share options issued (in shares) | shares		700,000
Number of performance rights issued (in shares) | shares		100,000
Options [Member]
Incentive options and performance rights [Abstract]
Fair value (in dollars per share)							$ 0.051		$ 0.030	$ 0
Rights [Member]
Incentive options and performance rights [Abstract]
Fair Value (in dollars per share)							$ 0.187		$ 0	$ 0
Series 1 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							19,000,000
Grant date							September 27, 2016
Expiry date							Dec. 31, 2019
Exercise price (in dollars per share)							$ 0.05
Fair value (in dollars per share)							$ 0.0360
Series 2 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							13,000,000
Grant date							September 27, 2016
Expiry date							Dec. 31, 2019
Exercise price (in dollars per share)							$ 0.10
Fair value (in dollars per share)							$ 0.0270
Series 3 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							13,000,000
Grant date							September 27, 2016
Expiry date							Dec. 31, 2019
Exercise price (in dollars per share)							$ 0.15
Fair value (in dollars per share)							$ 0.0220
Series 4 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							1,000,000
Grant date							December 9, 2016
Expiry date							Dec. 31, 2019
Exercise price (in dollars per share)							$ 0.08
Fair value (in dollars per share)							$ 0.0410
Series 5 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							3,500,000
Grant date							December 9, 2016
Expiry date							Dec. 31, 2019
Exercise price (in dollars per share)							$ 0.10
Fair value (in dollars per share)							$ 0.0370
Series 6 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							3,500,000
Grant date							December 9, 2016
Expiry date							Dec. 31, 2019
Exercise price (in dollars per share)							$ 0.15
Fair value (in dollars per share)							$ 0.0300
Series 7 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							1,150,000
Grant date							May 1, 2017
Expiry date							Jun. 30, 2020
Exercise price (in dollars per share)							$ 0.15
Fair value (in dollars per share)							$ 0.0400
Series 8 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							1,150,000
Grant date							May 1, 2017
Expiry date							Jun. 30, 2020
Exercise price (in dollars per share)							$ 0.20
Fair value (in dollars per share)							$ 0.0340
Series 9 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							1,150,000
Grant date							May 1, 2017
Expiry date							Jun. 30, 2020
Exercise price (in dollars per share)							$ 0.25
Fair value (in dollars per share)							$ 0.0300
Series 10 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							6,000,000
Grant date							July 10, 2017
Expiry date							Jul. 10, 2020
Exercise price (in dollars per share)							$ 0.10
Fair value (in dollars per share)							$ 0.0480
Series 11 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							6,000,000
Grant date							July 10, 2017
Expiry date							Jan. 10, 2021
Exercise price (in dollars per share)							$ 0.12
Fair value (in dollars per share)							$ 0.0470
Series 12 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							6,000,000
Grant date							July 10, 2017
Expiry date							Jul. 10, 2021
Exercise price (in dollars per share)							$ 0.16
Fair value (in dollars per share)							$ 0.0460
Series 13 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							6,000,000
Grant date							July 10, 2017
Expiry date							Jul. 10, 2022
Exercise price (in dollars per share)							$ 0.24
Fair value (in dollars per share)							$ 0.0450
Series 14 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							150,000
Grant date							October 13, 2017
Expiry date							Jun. 30, 2020
Exercise price (in dollars per share)							$ 0.15
Fair value (in dollars per share)							$ 0.1030
Series 15 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							150,000
Grant date							October 13, 2017
Expiry date							Jun. 30, 2020
Exercise price (in dollars per share)							$ 0.20
Fair value (in dollars per share)							$ 0.0910
Series 16 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							150,000
Grant date							October 13, 2017
Expiry date							Jun. 30, 2020
Exercise price (in dollars per share)							$ 0.25
Fair value (in dollars per share)							$ 0.0810
Series 17 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							1,050,000
Grant date							January 1, 2018
Expiry date							Jun. 30, 2020
Exercise price (in dollars per share)							$ 0.25
Fair value (in dollars per share)							$ 0.0910
Series 18 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							1,050,000
Grant date							January 1, 2018
Expiry date							Dec. 31, 2020
Exercise price (in dollars per share)							$ 0.35
Fair value (in dollars per share)							$ 0.0850
Series 19 [Member] | Rights [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							150,000
Grant date							January 1, 2018
Expiry date							Dec. 31, 2018
Exercise price (in dollars per share)							$ 0
Fair Value (in dollars per share)							$ 0.1900
Series 20 [Member] | Rights [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							150,000
Grant date							January 1, 2018
Expiry date							Dec. 31, 2019
Exercise price (in dollars per share)							$ 0
Fair Value (in dollars per share)							$ 0.1900
Series 21 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							100,000
Grant date							February 26, 2018
Expiry date							Jun. 30, 2020
Exercise price (in dollars per share)							$ 0.25
Fair value (in dollars per share)							$ 0.0680
Series 22 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							100,000
Grant date							February 26, 2018
Expiry date							Dec. 31, 2020
Exercise price (in dollars per share)							$ 0.35
Fair value (in dollars per share)							$ 0.0630
Series 23 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							100,000
Grant date							March 12, 2018
Expiry date							Jun. 30, 2020
Exercise price (in dollars per share)							$ 0.25
Fair value (in dollars per share)							$ 0.0600
Series 24 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							100,000
Grant date							March 12, 2018
Expiry date							Dec. 31, 2020
Exercise price (in dollars per share)							$ 0.35
Fair value (in dollars per share)							$ 0.0560
Series 25 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							500,000
Grant date							May 7, 2018
Expiry date							Jun. 30, 2020
Exercise price (in dollars per share)							$ 0.25
Fair value (in dollars per share)							$ 0.0550
Series 26 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							500,000
Grant date							May 7, 2018
Expiry date							Dec. 31, 2020
Exercise price (in dollars per share)							$ 0.35
Fair value (in dollars per share)							$ 0.0510
Series 27 [Member] | Rights [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							50,000
Grant date							May 29, 2018
Expiry date							Dec. 31, 2018
Exercise price (in dollars per share)							$ 0
Fair Value (in dollars per share)							$ 0.1790
Series 28 [Member] | Rights [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							50,000
Grant date							May 29, 2018
Expiry date							Dec. 31, 2019
Exercise price (in dollars per share)							$ 0
Fair Value (in dollars per share)							$ 0.1790
Series 29 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							150,000
Grant date							June 15, 2018
Expiry date							Jun. 30, 2020
Exercise price (in dollars per share)							$ 0.25
Fair value (in dollars per share)							$ 0.0810
Series 30 [Member] | Options [Member]
Incentive options and performance rights [Abstract]
Number (in shares) | shares							150,000
Grant date							June 15, 2018
Expiry date							Dec. 31, 2020
Exercise price (in dollars per share)							$ 0.35
Fair value (in dollars per share)							$ 0.0750

[1]	Included in the above number of incentive securities granted during fiscal 2018 are 700,000 Incentive Options and 100,000 Performance Rights which were not issued until July 13, 2018 (2017: 3,450,0000 Incentive Options not issued until July 6, 2017).